Debt	3 Months Ended
Dec. 27, 2013
Debt Disclosure [Abstract]
Debt
Debt
Debt as of December 27, 2013 and September 27, 2013 is as follows ($ in millions):

	As of
	December 27, 2013	September 27, 2013
Commercial paper (1)	160	—
3.375% public notes due 2015	258	258
3.75% public notes due 2018	67	67
8.5% public notes due 2019	364	364
7.0% public notes due 2019	246	246
6.875% public notes due 2021	466	466
4.625% public notes due 2023	42	42
Other(1)(2)	20	20
Total debt	1,623	1,463
Less current portion	180	20
Long-term debt	$1,443	$1,443

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(1)	Commercial paper and $20 million of the amount shown as other, comprises the current portion of the Company's total debt as of December 27, 2013.

(2)	$20 million of the amount shown as other, comprises the current portion of the Company's total debt as of September 27, 2013.
Fair Value
The carrying amount of Tyco's debt subject to the fair value disclosure requirements as of December 27, 2013 and September 27, 2013 was $1,603 million and $1,443 million, respectively. The Company has determined the fair value of such debt to be $1,808 million and $1,676 million as of December 27, 2013 and September 27, 2013, respectively. The Company utilizes various valuation methodologies to determine the fair value of its debt, which is primarily dependent on the type of market in which the Company's debt is traded. When available, the Company uses quoted market prices to determine the fair value of its debt that is traded in active markets. As of December 27, 2013 and September 27, 2013, the fair value of the Company's debt which was actively traded was $1,648 million and $1,676 million, respectively. As of December 27, 2013 and September 27, 2013, the Company's debt that was actively traded and subject to the fair value disclosure requirements is classified as Level 1 in the fair value hierarchy. Additionally, the Company believes the carrying amount of its commercial paper of $160 million as of December 27, 2013, approximates fair value based on the short-term nature of such debt.
Commercial paper
From time to time Tyco International Finance S.A. ("TIFSA") may issue commercial paper for general corporate purposes. The maximum aggregate amount of unsecured commercial paper notes available to be issued on a private placement basis under the commercial paper program is $1 billion as of December 27, 2013. As of December 27, 2013, TIFSA had $160 million of commercial paper outstanding, which bore interest at a weighted-average rate of 0.31%. As of September 27, 2013, TIFSA had no commercial paper outstanding.
Credit Facilities
The Company's committed revolving credit facility totaled $1 billion as of December 27, 2013. This revolving credit facility may be used for working capital, capital expenditures and general corporate purposes. As of December 27, 2013 there were no amounts drawn under the Company's revolving credit facility, although the Company had dedicated $160 million of availability to backstop outstanding commercial paper. As of September 27, 2013 there were no amounts drawn under the Company's revolving credit facility. Interest under the revolving credit facility is variable and is calculated by reference to LIBOR or an alternate base rate.